Reporting Entity and Group Information - Schedule of Reporting Date Shareholders (Details)	12 Months Ended
Dec. 31, 2024 USD ($) shares
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	52,442,763
Percentage	100.00%
less Treasury shares (in Dollars) | $	$ 80,247
Ordinary shares	52,362,516
Treasury shares [Member]
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	80,247
Percentage	0.00%
ads-tec Holding GmbH [Member]
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	17,620,882
Percentage	33.65%
Bosch Thermotechnik GmbH [Member]
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	8,062,451
Percentage	15.40%
Robert Bosch GmbH [Member]
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	2,400,000
Percentage	4.58%
Others [Member]
Schedule of Reporting Date Shareholders [Line Items]
Ordinary shares	24,279,183
Percentage	46.37%